ACCOUNTS PAYABLE AND ACCRUED EXPENSES	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
ACCOUNTS PAYABLE AND ACCRUED EXPENSES
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

7.ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses consist of the following:

	June 30,	December 31,
(in thousands)	2026	2025
Accounts payable - trade	$380	$4,435
Payroll liabilities	257	39
Accrued expenses	38	129
Total accounts payable and accrued expenses	$675	$4,603

On February 5, 2026, the Company entered into a debt conversion agreement (the “Debt Conversion Agreement”) with SmartKem Limited, a wholly owned subsidiary of the Company, and a creditor (the “Creditor”), pursuant to which the Company agreed to issue to the Creditor (i) 7,703 shares of the Company’s common stock, par value $0.0001 per share (“Common Stock”), at an ascribed price of $137.50 per share and (ii) pre-funded warrants (the “Pre-Funded Warrant”) to purchase 6,696 shares of Common Stock in satisfaction of approximately $2 million owed to the Creditor by SmartKem Limited.

5.ACCOUNTS PAYABLE AND ACCRUED EXPENSES:

Accounts payable and accrued expenses consist of the following:

	December 31,	December 31,
(in thousands)	2025	2024
Accounts payable - trade	$4,435	$843
Payroll liabilities	39	397
Accrued expenses – other	129	158
VAT payable	—	287
Accrued expenses – audit & accounting fees	—	106
Total accounts payable and accrued expenses	$4,603	$1,791